CMA


CMA Ohio
Municipal Money Fund


Semi-Annual Report






















September 30, 1996


MERRILL LYNCH BULL LOGO

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.

















CMA Ohio
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper


To Our Shareholders:


For the six-month period ended September 30, 1996, CMA Ohio
Municipal Money Fund paid shareholders a net annualized yield of 2.95%*. As of September 30, 1996, the Fund's 7-day yield was 3.17%.

The Environment
Although the US stock and bond markets rallied late in the six-month period ended September 30, 1996, much of the period was marked by volatility in the capital markets. The US economy demonstrated surprising resilience during the first half of the year. As a result, when economic data releases appeared to indicate that the US economy was expanding at a stronger-than-expected (and potentially inflationary) rate, investors focused on the increasing possibility of monetary policy tightening by the Federal Reserve Board. During these periods, stock prices declined and long-term interest rates moved higher. However, with inflationary pressures still under control, the US central bank did not tighten monetary policy at its September 24 meeting. This development, coupled with several economic data releases that showed growth was at or below expectations, helped to assuage investors' concerns about an overheating economy. Stock and bond prices improved, with stock market averages reaching historic high levels.

The shifts in perceptions were exemplified by investors' reactions to the release of recent employment reports. Inflationary concerns were heightened in early July with the release of a stronger-than-expected employment report for June. However, more subdued job growth and decelerating hourly wage gains were subsequently reported for the month of July. Although the employment report for August showed that unemployment had dropped to its lowest level since 1989, these results were generally in line with expectations, and were received favorably by investors. The greatest boost in investor confidence occurred in early October with the release of September's employment report, which showed a slight increase in unemployment.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Investors will continue to monitor economic data releases to determine the probable direction of the US economy. The outcome of the upcoming November election will also increasingly influence investor psychology in the weeks ahead.

Investment Outlook and Strategy
During the six-month period ended September 30, 1996, the State of Ohio continued to play a major factor in the US economy. Boosted by favorable economic prospects and a good supply of affordable housing, Ohio ranked among the nation's top performers for the value of goods and services produced and home price appreciation. On the employment front, Ohio's seasonally adjusted unemployment rate continued to track below the national average. In fact, despite some layoffs at large corporations, job creation at many small and medium-size firms, particularly in the service sector, remained solid. The latest available data suggests a 1.7% rate of job creation, although this is somewhat slower than the robust rate of 3.1% for all of 1995. While pockets of concern for continued growth in Ohio exist, the outlook remains generally upbeat that economic performance will equal or top 1995 activity for most firms.

Positive economic growth during fiscal year 1996 allowed the State to end its fiscal year on a solid note. Tax revenue collections totaled $10.5 billion, or $174.7 million above estimates, while expenditures were $428.5 million below projections, primarily as a result of reduced spending in various human service programs. These results allowed Ohio to record an unobligated ending General Revenue Fund balance of $781.3 million. Governor Voinovich plans to use these excess funds for a variety of primary and secondary educational projects, a State infrastructure bank, as well as to maintain the State's $825 million rainy-day fund. In addition, Ohio continued its positive revenue stream through the first three months of fiscal year 1997, with tax collections coming in on target with budget estimates and slightly ahead of the same period last year. The State, while avoiding the short-term municipal market to finance daily operations, has been able to support the various Ohio municipalities. These municipalities maintained moderate borrowing levels for the six-month period of $736 million, or 11% above the same period last year.

As discussed in our annual shareholder report dated March 31, 1996, CMA Ohio Municipal Money Fund finished the period with an average life in the 40-day range, in preparation to meet tax-related redemptions in April. Once tax-related redemptions ended, we began to selectively purchase attractively priced longer-dated municipal notes, extending the Fund's average portfolio maturity to the 55-day range. These purchases were made to bring the Fund closer to a neutral stance on the market and, at the same time, to help stabilize the Fund's yield as supply imbalances during the months of June and July adversely affected yields on variable rate demand notes. This neutral strategy was also employed as a safeguard against a volatile market as releases of economic data continued to provide a mixed economic outlook. However, despite strong employment data reports, inflationary data continued to remain favorable during this period. As it became clearer during the period that the Federal Reserve Board might hold interest rates steady with the Federal Funds rate at 5.25% and other economic data started to suggest a slowing pattern of economic growth in the future, we began taking advantage of a spike in yields and extended the Fund's average portfolio maturity to the 75-day range. We expect this strategy to benefit the Fund as other investors scramble to avoid a sharp decline in yields on variable rate demand notes.

In the upcoming months, we will continue to monitor various economic data as well as the Federal Reserve Board's intentions with regard to monetary policy. As conditions warrant, we will continue to pursue an aggressive approach to the market as it prepares for a period of technical strength in the early part of 1997. We will maintain the average portfolio maturity of the Fund in the 70-day range unless economic data begin to suggest that inflation is about to climb or the Federal Reserve Board changes its monetary stance to a bias toward tightening. We continue to look for opportunities to diversify, and we will closely monitor credit quality while seeking to offer an attractive tax-exempt yield to our shareholders.

In Conclusion
We thank you for your support of CMA Ohio Municipal Money Fund, and we look forward to serving your investment needs in the future.

Sincerely,





(Arthur Zeikel)
Arthur Zeikel
President

(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President





(Kevin A. Schiatta)
Kevin A. Schiatta
Vice President and Portfolio Manager



October 29, 1996



Portfolio Abbreviations for CMA Ohio Municipal Money Fund

AMT   Alternative Minimum Tax (subject to)
BAN   Bond Anticipation Notes
CP    Commercial Paper
GO    General Obligation Bonds
HFA   Housing Finance Agency
IDR   Industrial Development Revenue Bonds
M/F   Multi-Family
PCR   Pollution Control Revenue Bonds
TAN   Tax Anticipation Notes
UT    Unlimited Tax
VRDN  Variable Rate Demand Notes




CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996                                                          (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                         Issue                                                      (Note 1a)
Ohio--100.1%        $   495   Akron, Ohio, Sanitation Sewer System Revenue Bonds, VRDN, 3.80% due
                              12/01/2014 (a)                                                                    $    495
                      1,330   Allen County, Ohio, IDR (Nickles Bakery Project), VRDN, 4.125%
                              due 1/02/2003 (a)                                                                    1,330
                      4,000   Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula
                              County Medical Center Project), VRDN, 3.95% due 12/01/2007 (a)                       4,000
                      2,480   Ashtabula County, Ohio, IDR (Neff-Perkins Co. Project), VRDN, AMT,
                              4.05% due 6/01/2005 (a)                                                              2,480
                              Brooklyn Heights, Ohio, IDR, VRDN, AMT (a):
                        475     (ATC Nymold Inc.), 4.05% due 2/01/2002                                               475
                      3,200     (Keynote Office Center), 4.125% due 12/01/2009                                     3,200
                      1,800   Brooklyn, Ohio, BAN, Series 1, 4.10% due 3/05/1997 (b)                               1,803
                      2,500   Butler County, Ohio, BAN, 4.28% due 11/01/1996                                       2,501
                      1,035   Canfield, Ohio, Local School District, BAN, UT, 4.50% due 10/02/1997 (b)             1,039
                              Cincinnati, Ohio, City School District:
                      7,000     BAN, 4.37% due 9/18/1997                                                           7,024
                      3,850     TAN, UT, 4.54% due 12/31/1996                                                      3,856
                      3,355   Cincinnati and Hamilton Counties, Ohio, Port Authority, Economic
                              Development Revenue Bonds (Berthesda One Ltd.), 4.10% due 8/01/1997                  3,355
                        190   Cincinnati and Hamilton Counties, Ohio, Port Authority, IDR, Refunding
                              (Schottenstein Stores), VRDN, 3.85% due 9/01/1997 (a)                                  190
                      2,000   Clermont County, Ohio, IDR (Southern Ohio Fabricator), VRDN, AMT,
                              Series A, 4% due 9/01/2005 (a)                                                       2,000
                      1,050   Crawford County, Ohio, BAN, UT, 4.35% due 5/16/1997 (b)                              1,052
                      1,000   Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (Benjamin
                              Rose Institute Project), VRDN, Series B, 3.85% due 12/01/2000 (a)                    1,000
                      1,400   Cuyahoga County, Ohio, Hospital Revenue Improvement Bonds (Cleveland
                              University Hospital), VRDN, 4.10% due 1/01/2016 (a)                                  1,400
                              Cuyahoga County, Ohio, IDR, VRDN (a):
                      1,000     (Athens Pastries Inc. Project), AMT, 4% due 6/03/2009                              1,000
                      5,390     (Cleveland E Excel Ltd.), AMT, 4.05% due 3/01/2019                                 5,390
                        680     (Erieview Metal Treating Project), AMT, 4% due 5/05/2010                             680
                      1,925     (Puritas Association Project), 4.125% due 12/01/2006                               1,925
                      3,280     Refunding (Parma Care Center, Inc.), 4% due 12/01/2011                             3,280
                        975     Refunding (Pleasant Lake Association Project), 3.85% due 5/01/2011                   975
                      3,950     (Suburban Pavilion Inc. Project), AMT, 4.125% due 10/02/2006                       3,950
                      4,250   Dayton, Ohio, Airport Improvement Notes, AMT, 4.50% due 3/25/1997                    4,260
                              Eagle Tax Exempt Trust, Ohio, Custodial Receipts, VRDN (a):
                      5,000     3.95% due 7/01/2015                                                                5,000
                      5,000     3.95% due 7/01/2015                                                                5,000
                      1,970   East Muskingum, Ohio, Water Authority Revenue Bonds, BAN, 4.50% due
                              6/27/1997 (b)                                                                        1,976

CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                         Issue                                                      (Note 1a)
Ohio                          Erie County, Ohio, IDR, VRDN (a):
(continued)         $   500     (Brighton Manor Company Project), AMT, 4.05% due 11/01/2016                     $    500
                      1,705     Refunding (Huron Health Care Center Project), 3.95% due 8/01/2007                  1,705
                      1,910   Euclid County, Ohio, BAN, 4.15% due 7/11/1997 (b)                                    1,912
                      4,515   Fairfield County, Ohio, BAN, 4.55% due 10/24/1996 (b)                                4,517
                        900   Franklin County, Ohio, Health Systems Revenue Bonds (Franciscan Sisters-Saint
                              Anthony Medical Facility), VRDN, Series B, 4% due 7/01/2015 (a)                        900
                              Franklin County, Ohio, Hospital Revenue Bonds, VRDN (a):
                      5,200     (Children's Hospital Project), Series B, 4.05% due 12/01/2014                      5,200
                      1,000     (Lutheran Senior City Inc. Project), 3.80% due 5/01/2015                           1,000
                              Franklin County, Ohio, IDR:
                      1,485     (GSW Building Association Ltd.), 3.65% due 11/01/1996                              1,485
                      2,500     Refunding (Heekin Can Inc. Project), VRDN, AMT, 4% due 5/01/2007 (a)               2,500
                      3,000   Franklin County, Ohio, M/F Housing Revenue Bonds (Colonial Courts Project),
                              VRDN, AMT, 4.05% due 12/01/2024 (a)                                                  3,000
                        821   Franklin, Ohio, BAN, 4.45% due 8/26/1997 (b)                                           823
                      2,722   Franklin, Ohio, Local School District (Muskingum County Construction Notes),
                              UT, 3.85% due 10/30/1996 (b)                                                         2,723
                      3,200   Fulton County, Ohio, IDR (Gilders Business Holdings Project), VRDN, AMT,
                              4.05% due 4/01/2007 (a)                                                              3,200
                      2,285   Geauga County, Ohio, IDR (Neff-Perkins Co. Project), VRDN, AMT, 4.05%
                              due 6/01/2005 (a)                                                                    2,285
                      8,000   Greater Cleveland Ohio Regional Transportation Authority, BAN, 3.90% due
                              10/17/1996                                                                           8,002
                      3,125   Greene County, Ohio, GO, 4.50% due 9/11/1997 (b)                                     3,137
                      1,000   Greene County, Ohio, IDR (FC Ltd. AFC Stamping), VRDN, AMT, 3.50% due
                              9/01/2016 (a)                                                                        1,000
                      2,500   Greenville Ohio, BAN, 4.50% due 7/09/1997 (b)                                        2,506
                      1,150   Hamilton County, Ohio, Economic Development Revenue Bonds (Cincinnati
                              Performing Arts), VRDN, 3.95% due 6/15/2005 (a)                                      1,150
                      1,400   Hamilton County, Ohio, Health Systems Revenue Bonds (Franciscan Sisters
                              Poor Health), VRDN, Series A, 4.10% due 3/01/2017 (a)                                1,400
                      1,725   Hancock County, Ohio, GO, BAN, Series A, 4.50% due 9/19/1997 (b)                     1,733
                      1,225   Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, AMT, 4% due
                              12/01/2014 (a)                                                                       1,225
                      2,000   Indian Lake, Ohio, Local School District, BAN, 4.14% due 4/09/1997                   2,002
                      2,400   Knox County, Ohio, BAN, 4% due 2/27/1997 (b)                                         2,403
                      1,800   Lisbon, Ohio, Exempted Villlage School District, BAN, UT, 4.50% due
                              9/04/1997 (b)                                                                        1,806
                      5,500   Lorain County, Ohio, BAN, 4.40% due 9/19/1997                                        5,520
                      2,000   Lucas County, Ohio, BAN (Metropolitan Sewer and Water District), 4.25%
                              due 11/28/1996 (b)                                                                   2,001
                      3,000   Lucas County, Ohio, Economic Development Revenue Bonds (Hammill
                              Manufacturing Co. Project), VRDN, AMT, 3.80% due 5/01/2010 (a)                       3,000
                        250   Lucas County, Ohio, Hospital Revenue Bonds (Sunshine Children's Home
                              Project), VRDN, 3.95% due 12/01/2007 (a)                                               250
                      5,000   Lucas County, Ohio, IDR (Reichert Stamping Co. Project), VRDN, 3.70%
                              due 7/15/2006 (a)                                                                    5,000
                      1,055   Marion County, Ohio, Hospital Improvement Revenue Bonds (Pooled Lease
                              Program), VRDN, Series A, 3.95% due 5/01/2019 (a)                                    1,055
                      2,000   Marion County, Ohio, IDR (Mid-Ohio Packaging Company Project), VRDN, AMT,
                              4.05% due 11/01/2015 (a)                                                             2,000
                      3,155   Mentor, Ohio, IDR (Metcor Parnership/Tridelt), VRDN, AMT, 4.05% due
                              12/01/2008 (a)                                                                       3,155

CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                         Issue                                                      (Note 1a)
Ohio                $ 2,560   Montgomery County, Ohio, IDR (Citywide Development Corp. Project), VRDN,
(continued)                   AMT, 4.05% due 12/01/2013 (a)                                                     $  2,560
                      2,345   Moraine, Ohio, IDR, Refunding (Gray America Corporation Project), VRDN,
                              AMT, 4.05% due 12/01/2001 (a)                                                        2,345
                      1,850   Napoleon, Ohio, City School District, BAN, UT, 4.08% due 3/18/1997 (b)               1,852
                     10,000   Ohio HFA, Mortgage Revenue Bonds, AMT, Series B-3, 4% due 8/13/1997 (c)             10,000
                      5,930   Ohio State Air Quality Development Authority, Revenue Refunding Bonds
                              (Environmental Improvement-USX Project), 3.55% due 10/01/1996                        5,930
                      2,790   Ohio State Higher Educational Facilities, Commission Revenue Bonds
                              (Mount Vernon), VRDN, 3.95% due 9/01/2009 (a)                                        2,790
                      3,325   Ohio State, IDR, Refunding (General Motors Corp. Project), VRDN, 4% due
                              9/01/2001 (a)                                                                        3,325
                      1,000   Ohio State, PCR, Refunding (Sohio Air Project-BP Petroleum), VRDN,
                              3.95% due 5/01/2022 (a)                                                              1,000
                              Ohio State Water Development Authority, Environmental Improvement
                              Revenue Bonds (Mead Corp. Project), CP, AMT:
                      4,000     3.65% due 10/11/1996                                                               4,000
                      5,000     3.65% due 10/18/1996                                                               5,000
                      5,000   Ohio State Water Development Authority Pollution Control Facilities
                              Revenue Bonds (Duquesne Light Co. Project), CP, AMT, 3.70% due 10/29/1996            5,000
                      3,000   Ohio State Water Development Authority, Solid Waste Disposal Revenue Bonds
                              (American Steel & Wire Corp.), VRDN, 4.05% due 9/01/2025 (a)                         3,000
                        600   Paulding County, Ohio, IDR, Refunding (Countrymark Cooperative Inc. Project),
                              VRDN, 3.85% due 3/01/1999 (a)                                                          600
                        600   Paulding County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge Corp.
                              Project), VRDN, AMT, 4% due 8/01/2026 (a)                                              600
                              Portage County, Ohio, IDR, VRDN, AMT (a):
                      1,445     (John E. Susong Project), Series B, 4% due 5/02/2016                               1,445
                      1,825     (NCSP L.P. Project), 4.05% due 7/01/2014                                           1,825
                      2,800     (PM Property One, Ltd.), 4.05% due 11/01/2012                                      2,800
                      2,230     Refunding (John E. Susong Project), Series A, 4% due 5/02/2011                     2,230
                      2,380   Richland County, Ohio, BAN, 4.375% due 6/05/1997 (b)                                 2,388
                      1,100   Rickenbacker, Ohio, Port Authority, IDR, Refunding (Rickenbacker Holdings,
                              Inc.), VRDN, 3.95% due 12/01/2010 (a)                                                1,100
                      1,250   Ross County, Ohio, Hospital Revenue Bonds (Medical Center Hospital Project),
                              VRDN, 3.80% due 12/01/2020 (a)                                                       1,250
                      4,500   Sandusky County, Ohio, IDR (Magnesium), VRDN, AMT, Series A, 3.90% due
                              9/01/2007 (a)                                                                        4,500
                              Sandusky County, Ohio, IDR, VRDN, AMT (a):
                      1,300     (Brighton Manor Co. Project), 4.05% due 12/01/2016                                 1,300
                      2,340     (Crown Battery Manufacturing Co.), 3.85% due 8/06/2003                             2,340
                        380   Solon, Ohio, IDR (Tameran Project), VRDN, AMT, 4% due 11/01/2004 (a)                   380
                      2,500   Solon, Ohio, School District, BAN, UT, 4.10% due 12/05/1996 (b)                      2,502
                              Stark County, Ohio, IDR, VRDN, AMT (a):
                      2,860     (Superior Dairy Inc. Project), 4.05% due 5/01/2003                                 2,860
                      1,350     (Wilkof-Morris Project), 4% due 1/01/2010                                          1,350
                      1,425   Stark County, Ohio, Sewer District Improvement Notes, 3.90% due 10/01/1996 (b)       1,425
                      1,000   Stow, Ohio, Refunding, BAN, 4.25% due 12/20/1996 (b)                                 1,001
                      2,205   Strongsville, Ohio, IDR (E&E Properties/Dupli System Project), VRDN,
                              4.05% due 2/01/2010 (a)                                                              2,205
                        600   Summit County, Ohio, Hospital Facilities Revenue Bonds (Cuyahoga Falls
                              General Hospital), VRDN, Series B, 3.85% due 7/01/1999 (a)                             600

CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONCLUDED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                         Issue                                                      (Note 1a)
Ohio                          Summit County, Ohio, IDR:
(concluded)         $   410     (Adjusted Forest Manufacturing Project), VRDN, 4.05% due 11/01/2001 (a)         $    410
                      1,840     (Austin Printing Co. Inc. Project), VRDN, AMT, 4.05% due 8/01/2006 (a)             1,840
                      2,500     (Delco Corp. Project), VRDN, AMT, 4.05% due 6/01/2016 (a)                          2,500
                        890     (Hardcoating Project), VRDN, 4.05% due 7/01/2002 (a)                                 890
                        670     (Lucerne Production Project), VRDN, AMT, 4.05% due 6/01/2002 (a)                     670
                        980     (Ohio Camshaft Project), 3.50% due 10/01/1996                                        980
                      1,260     (Sigma Properties Project), VRDN, AMT, 4% due 6/01/2008 (a)                        1,260
                        600     (Struktol Project), VRDN, AMT, Series A, 4.05% due 6/01/2002 (a)                     600
                      1,040     (Texler Inc. Project), AMT, 3.80% due 11/01/1996                                   1,040
                      4,000   Toledo, Ohio, City Services Special Assessment Notes (Special Obligation),
                              4.50% due 6/02/1997                                                                  4,013
                      3,790   Toledo, Ohio, GO (Notes), Series 1, 4.25% due 10/15/1996                             3,791
                              Troy, Ohio, Economic Development Revenue Bonds (L&CP Corporation
                              Project), AMT:
                        340     3.85% due 12/01/1996                                                                 340
                      1,250     VRDN, 3.70% due 6/01/2008 (a)                                                      1,250
                      2,000   Trumbull County, Ohio, IDR (ATD Corp. Project), VRDN, AMT, 4% due
                              8/01/2010 (a)                                                                        2,000
                      2,300   University of Cincinnati, Ohio, General Receipts, BAN, UT, Series AA,
                              3.89% due 3/20/1997                                                                  2,303
                      1,250   Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 4.05%
                              due 5/01/2016 (a)                                                                    1,250
                      1,605   Valley View, Ohio, IDR, Refunding and Improvement (Sweet Valley Dillon
                              Project), VRDN, AMT, 4.05% due 4/01/2011 (a)                                         1,605
                        821   Wapakoneta, Ohio, Special Assessment, 4.70% due 9/16/1997 (b)                          826
                              Warren County, Ohio, IDR, VRDN, AMT (a):
                      3,900     (Johnson & Hardin Enterprises), Series A, 4% due 2/01/2010                         3,900
                      2,080     (Kardol Quality Products Project), 4% due 12/01/2014                               2,080
                      1,185   Warren County, Ohio, Special Assessment, BAN, 4.38% due 6/03/1997 (b)                1,188
                      1,650   Willoughby, Ohio, BAN (Landfill Closure), 4.50% due 1/23/1997                        1,653
                      2,530   Willoughby, Ohio, IDR (Malish Brush & Specialty), VRDN, AMT, 4.05% due
                              6/01/2009 (a)                                                                        2,530
                      3,000   Wood County, Ohio, Economic Development Revenue Bonds (Great Lakes
                              Window Project), AMT, 4.50% due 12/01/1996                                           3,000
                              Wood County, Ohio, IDR, VRDN, AMT (a):
                      1,235     (B & B Box Co. Project), 4.05% due 3/01/2011                                       1,235
                      1,160     (Centaur Tool & Die Inc. Project), 4.05% due 8/01/2010                             1,160
                      1,900   Wooster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 4.05%
                              due 5/01/2010 (a)                                                                    1,900
                      3,760   Zanesville-Muskingum County, Ohio, Port Authority, IDR (B.E. Products
                              Inc. Project), VRDN, AMT, 4.05% due 9/01/2004 (a)                                    3,760

                              Total Investments (Cost--$282,208*)--100.1%                                        282,208

                              Liabilities in Excess of Other Assets--(0.1%)                                         (262)
                                                                                                                --------
                              Net Assets--100.0%                                                                $281,946
                                                                                                                ========

(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at September 30, 1996.
(b)Bank Qualified.
(c)GNMA Collateralized.
  *Cost for Federal income tax purposes.


   See Notes to Financial Statements.

CMA OHIO MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1996
Assets:
Investments, at value (identified cost--$282,208,484) (Note 1a)                                            $ 282,208,484
Cash                                                                                                              99,162
Interest receivable                                                                                            2,070,533
Deferred organization expenses (Note 1d)                                                                             598
Prepaid registration fees and other assets (Note 1d)                                                           1,368,579
                                                                                                           -------------
Total assets                                                                                                 285,747,356
                                                                                                           -------------
Liabilities:
Payables:
  Securities purchased                                                                    $   3,545,314
  Investment adviser (Note 2)                                                                   120,769
  Distributor (Note 2)                                                                           67,578
  Dividends to shareholders (Note 1e)                                                                65
  Beneficial interest redeemed                                                                        2        3,733,728
                                                                                          -------------
Accrued expenses and other liabilities                                                                            67,815
                                                                                                           -------------
Total liabilities                                                                                              3,801,543
                                                                                                           -------------
Net Assets                                                                                                 $ 281,945,813
                                                                                                           =============
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized                      $  28,197,737
Paid-in capital in excess of par                                                                             253,779,631
Accumulated realized capital losses--net (Note 4)                                                                (31,555)
                                                                                                           -------------
Net Assets--Equivalent to $1.00 per share based on 281,977,368 shares of beneficial
interest outstanding                                                                                       $ 281,945,813
                                                                                                           =============





See Notes to Financial Statements.

CMA OHIO MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
Investment Income (Note 1c):
Interest and amortization of premium earned                                                                $   5,221,343

Expenses:
Investment advisory fees (Note 2)                                                         $     710,372
Distribution fees (Note 2)                                                                      175,387
Professional fees                                                                                29,123
Transfer agent fees (Note 2)                                                                     27,833
Registration fees (Note 1d)                                                                      25,954
Accounting services (Note 2)                                                                     25,878
Custodian fees                                                                                   12,128
Printing and shareholder reports                                                                  9,715
Pricing fees                                                                                      5,431
Trustees' fees and expenses                                                                       1,310
Amortization of organization expenses (Note 1d)                                                     294
Other                                                                                             1,815
                                                                                          -------------
Total expenses                                                                                                 1,025,240
                                                                                                           -------------
Investment income--net                                                                                         4,196,103
                                                                                                           -------------
Net Increase in Net Assets Resulting from Operations                                                       $   4,196,103
                                                                                                           =============





See Notes to Financial Statements.

CMA OHIO MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                             For the
                                                                                            Six Months        For the
                                                                                               Ended         Year Ended
                                                                                             Sept. 30,        March 31,
Increase (Decrease) in Net Assets:                                                             1996             1996
Operations:
Investment income--net                                                                    $   4,196,103    $   8,285,646
                                                                                          -------------    -------------
Net increase in net assets resulting from operations                                          4,196,103        8,285,646
                                                                                          -------------    -------------

Dividends to Shareholders (Note 1e):
Investment income--net                                                                       (4,196,103)      (8,285,646)
                                                                                          -------------    -------------
Net decrease in net assets resulting from dividends to shareholders                          (4,196,103)      (8,285,646)
                                                                                          -------------    -------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                            513,882,539    1,007,207,668
Net asset value of shares issued to shareholders in reinvestment of dividends
(Note 1e)                                                                                     4,195,934        8,285,698
                                                                                          -------------    -------------
                                                                                            518,078,473    1,015,493,366
Cost of shares redeemed                                                                    (518,319,689)    (970,961,402)
                                                                                          -------------    -------------
Net increase (decrease) in net assets derived from beneficial interest transactions            (241,216)      44,531,964
                                                                                          -------------    -------------
Net Assets:
Total increase (decrease) in net assets                                                        (241,216)      44,531,964
Beginning of period                                                                         282,187,029      237,655,065
                                                                                          -------------    -------------
End of period                                                                             $ 281,945,813    $ 282,187,029
                                                                                          =============    =============






See Notes to Financial Statements.

CMA OHIO MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
                                                                      For the
The following per share data and ratios have been derived            Six Months
from information provided in the financial statements.                 Ended
                                                                     Sept. 30,           For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                                 1996       1996      1995      1994        1993
Per Share Operating Performance:
Net asset value, beginning of period                                  $   1.00   $   1.00  $   1.00  $   1.00   $   1.00
                                                                      --------   --------  --------  --------   --------
Investment income--net                                                     .01        .03       .03       .02        .02
                                                                      --------   --------  --------  --------   --------
Total from investment operations                                           .01        .03       .03       .02        .02
                                                                      --------   --------  --------  --------   --------
Less dividends from investment income--net                                (.01)      (.03)     (.03)     (.02)      (.02)
                                                                      --------   --------  --------  --------   --------
Net asset value, end of period                                        $   1.00   $   1.00  $   1.00  $   1.00   $   1.00
                                                                      ========   ========  ========  ========   ========
Total Investment Return                                                  2.95%*     3.27%     2.65%     1.88%      2.27%
                                                                      ========   ========  ========  ========   ========
Ratios to Average Net Assets:
Expenses                                                                  .72%*      .73%      .74%      .72%       .74%
                                                                      ========   ========  ========  ========   ========
Investment income--net                                                   2.95%*     3.21%     2.64%     1.86%      2.24%
                                                                      ========   ========  ========  ========   ========

Supplemental Data:
Net assets, end of period (in thousands)                              $281,946   $282,187  $237,655  $213,655   $187,344
                                                                      ========   ========  ========  ========   ========

*Annualized.





See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Ohio Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM" or "Adviser"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.


CMA OHIO MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLPF&S, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1996, the Fund had a net capital loss carryforward of approximately $32,000, of which $23,000 expires in 2000, $5,000 expires in 2001 and $4,000 expires in 2002. This amount will be available to offset like amounts of any future taxable gains.



CMA OHIO
MUNICIPAL MONEY FUND

Officers and Trustees
Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].